Post-Employment Benefit Obligations - Summary of Balance and Changes in Post-employment Defined Benefit Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	$ 1,624,217
Contributions paid	(305,030)	$ (284,308)
Ending balance	1,423,481	1,624,217
Actuarial Value of Post-employment Obligations [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	3,706,545	4,876,960
Current service cost	383	6,278
Interest cost	248,864	276,103
Contributions from plan participants	271	778
Foreign currency translation	(259,935)	(1,075,063)
Contributions paid	(310,442)	(294,910)
Past service cost Defined benefit plan obligations	1,237
Defined benefit plan obligations from business combinations	1,439	(18,949)
Transfer of employees	(709,016)	226
Actuarial (gains) losses from changes in financial assumptions	678,492	33,096
Actuarial (gains) losses from changes in experience adjustments		568,564
Defined benefit plan obligation reductions (*)		(666,538)
Ending balance	$ 3,357,838	$ 3,706,545